UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

________

FORM N-CSR
________

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-7102

The Arbor Fund
(Exact name of registrant as specified in charter)
________

101 Federal Street
Boston, Massachusetts 02110
(Address of principal executive offices) (Zip code)

     Hancock Horizon Funds
2600 Citiplace Drive, Suite 100
Baton Rouge, LA 70808
(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-259-1926

Date of fiscal year end: January 31, 2004

Date of reporting period: July 31, 2003

Item 1.  Reports to Stockholders.

Hancock Horizon Family of Funds	July 31, 2003 (Unaudited)

Statement of Net Assets

Treasury Securities Money Market Fund

	Face Amount	Value
Description	(000)	(000)

U.S. Treasury Obligations — 53.2%
U.S. Treasury Bills (B)
1.167%, 08/07/03	$ 10,000	$ 9,998
1.069%, 08/21/03	15,000	14,991
1.115%, 09/04/03	20,000	19,979
1.109%, 09/11/03	10,000	9,987
1.094%, 09/18/03	15,000	14,978
0.797%, 09/25/03	10,000	9,988
1.059%, 10/09/03	20,000	19,960
0.827%, 10/23/03	20,000	19,962

Total U.S. Treasury Obligations (Cost $119,843)		119,843

Repurchase Agreements — 46.9%
ABN AMRO
0.979%, dated 07/31/03, due 08/01/03, repurchase
price $5,000,136 (collateralized by U.S. Treasury Bills,
total market value: $5,100,541)(A)	5,000	5,000
Deutsche Bank
1.000%, dated 07/31/03, due 08/01/03, repurchase
price $50,783,305 (collateralized by U.S. Treasury Obligations,
total market value: $51,798,590)(A)	50,782	50,782

	Face Amount	Value
Description	(000)	(000)

UBS Warburg
1.010%, dated 07/31/03, due 08/01/03, repurchase
price $50,002,792 (collateralized by U.S. Treasury STRIPS,
total market value: $51,002,889)(A)	$50,001	$ 50,001

Total Repurchase Agreements (Cost $105,783)		105,783

Total Investments — 100.0% (Cost $225,626)		225,626

Other Assets and Liabilities — (0.1)%
Investment Advisory Fees Payable		(62)
Custodian Fees Payable		(5)
Administration Fees Payable		(23)
Distribution Fees Payable		(7)
Shareholder Servicing Fees Payable		(21)
Other Assets and Liabilities, Net		(73)

Total Other Assets and Liabilities		(191)

Net Assets:
Fund shares of the Trust Class Shares
(unlimited authorization — no par value) based on
104,847,735 outstanding shares of beneficial interest		104,848
Fund shares of the Institutional Sweep Class Shares
(unlimited authorization — no par value) based on
50,435,415 outstanding shares of beneficial interest		50,435
Fund shares of the Class A Shares
(unlimited authorization — no par value) based on
70,151,976 outstanding shares of beneficial interest		70,152

Total Net Assets — 100.0%		$225,435

Net Asset Value, Offering and Redemption
Price Per Share — Trust Class Shares
($104,847,755 ÷104,847,735 Shares)		$1.00
Net Asset Value, Offering and Redemption
Price Per Share — Institutional Sweep Class Shares
($50,435,695 ÷50,435,415 Shares)		$1.00
Net Asset Value, Offering and Redemption
Price Per Share — Class A Shares
($70,151,674 ÷70,151,976 Shares)		$1.00

(A) Tri-party repurchase agreement
(B) The rate shown represents the security’s effective yield at time of purchase.
STRIPS — Separately Traded Registered Interest and Principal Security
The accompanying notes are an integral part of the financial statements.

July 31, 2003 (Unaudited)

Strategic Income Bond Fund

	Face Amount	Value
Description	(000)	(000)

Corporate Bonds — 48.1%
Agriculture — 3.4%
Cargill 144A
4.375%, 06/01/13	$2,000	$1,852

Total Agriculture		1,852

Automotive — 1.4%
General Motors
7.100%, 03/15/06	750	788

Total Automotive		788

Banks — 13.9%
Bank of America
7.400%, 01/15/11	2,000	2,306
Bank One
6.500%, 02/01/06	2,000	2,187
Citigroup
4.125%, 06/30/05	1,000	1,037
First Union National Bank
7.875%, 02/15/10	500	583
SunTrust Banks
7.750%, 05/01/10	500	592

	Face Amount	Value
Description	(000)	(000)

Banks — (continued)
US Bancorp MTN
2.750%, 03/30/06	$1,000	$1,007

Total Banks		7,712

Chemicals — 0.4%
E I Du Pont de Nemours
6.750%, 10/15/04	200	212

Total Chemicals		212

Drugs — 1.9%
Abbott Laboratories
5.125%, 07/01/04	1,000	1,034

Total Drugs		1,034

Financial Services — 12.4%
American General Finance MTN, Series F
5.910%, 06/12/06	500	540
Bear Stearns
3.000%, 03/30/06	1,000	1,009
Caterpillar Financial Services
2.500%, 09/15/04	500	503
Corestates Capital
5.875%, 10/15/03	500	505
First Data
3.375%, 08/01/08	400	392
Ford Motor Credit
7.375%, 02/01/11	650	644
6.500%, 01/25/07	1,000	1,027
General Electric Capital MTN, Series A
6.875%, 11/15/10	1,000	1,128
Lehman Brothers Holdings
7.000%, 02/01/08	1,000	1,124

Total Financial Services		6,872

Food, Beverage & Tobacco — 4.0%
Campbell Soup
6.750%, 02/15/11	1,000	1,115
Conagra Foods
6.750%, 09/15/11	1,000	1,106

Total Food, Beverage & Tobacco		2,221

Foreign Governments — 0.5%
Province of Manitoba
4.250%, 11/20/06	250	262

Total Foreign Governments		262

Statement of Net Assets

Strategic Income Bond Fund (continued)

	Face Amount	Value
Description	(000)	(000)

Petroleum Refining — 4.0%
Conoco
6.350%, 04/15/09	$ 2,000	$ 2,228

Total Petroleum Refining		2,228

Retail — 1.9%
Target
5.375%, 06/15/09	1,000	1,061

Total Retail		1,061

Semi-Conductors & Instruments — 2.9%
Texas Instruments
6.125%, 02/01/06	1,500	1,622

Total Semi-Conductors & Instruments		1,622

Telephones & Telecommunication — 1.4%
New York Telephone
5.875%, 09/01/03	775	778

Total Telephones & Telecommunication		778

Total Corporate Bonds (Cost $25,287)		26,642

U.S. Government Mortgage Backed Obligations — 19.5%
FHLMC
8.000%, 11/01/27	241	261
7.000%, 12/01/06	12	13
7.000%, 12/01/14	38	40
7.000%, 04/01/15	150	159
6.500%, 01/01/32	841	864
4.500%, 07/01/18	2,000	1,950
FNMA
7.500%, 04/01/15	1	1
7.500%, 12/01/30	63	67
7.000%, 12/01/06	33	34
7.000%, 07/01/07	66	68
7.000%, 12/01/09	55	59
6.500%, 01/01/32	1,264	1,298
GNMA
8.000%, 05/15/30	65	70
7.500%, 08/15/12	54	58
7.500%, 09/15/13	48	52
7.500%, 12/20/29	29	30
7.500%, 06/15/30	107	114
7.000%, 01/15/31	613	644
6.500%, 06/15/08	7	8
6.500%, 10/15/08	9	10
6.500%, 09/15/13	144	151

	Face Amount	Value
Description	(000)	(000)

GNMA — (continued)
6.500%, 03/15/14	$173	$ 182
6.500%, 04/15/14	63	66
6.500%, 03/15/16	288	303
6.500%, 03/15/31	216	223
6.500%, 07/15/31	773	799
6.500%, 02/15/32	468	485
5.000%, 09/15/17	818	826
5.000%, 09/15/17	37	38
5.000%, 03/15/33	125	120
5.000%, 04/15/33	44	42
5.000%, 06/15/33	52	50
5.000%, 06/15/33	902	867
5.000%, 06/15/33	793	763
5.000%, 06/15/33	80	77

Total U.S. Government Mortgage Backed Obligations (Cost$10,804)		10,792

U.S. Treasury Obligations — 16.8%
U.S. Treasury Bond
5.375%, 02/15/31	2,000	1,990
U.S. Treasury Notes
7.500%, 02/15/05	1,350	1,471
6.625%, 05/15/07	550	625
6.500%, 08/15/05	1,000	1,093
6.000%, 08/15/04	500	525
5.875%, 11/15/04	500	528
5.750%, 08/15/03	1,000	1,002
4.875%, 02/15/12	1,000	1,038
3.000%, 01/31/04	1,000	1,010

Total U.S. Treasury Obligations (Cost $9,091)		9,282

U.S. Government Agency Obligations — 7.2%
FHLB
6.875%, 08/15/03	500	501
FHLMC
4.375%, 02/04/10	2,500	2,473
FHLMC MTN
3.180%, 10/24/03	1,000	1,005

Total U.S. Government Agency Obligations (Cost $4,000)		3,979

Collateralized Mortgage Obligation — 2.5%
FHLMC
6.000%, 10/15/07	1,371	1,414

Total Collateralized Mortgage Obligation (Cost $1,382)		1,414

July 31, 2003 (Unaudited)

Strategic Income Bond Fund (continued)

	Face Amount	Value
Description	(000)	(000)

Repurchase Agreement — 4.6%
UBS Warburg
1.010%, dated 07/31/03, due 08/01/03, repurchase
price $2,566,224 (collateralized by U.S. Treasury STRIPS,
total market value: $2,622,578)(A)	$2,566	$2,566

Total Repurchase Agreement (Cost $2,566)		2,566

Total Investments — 98.7% (Cost $53,130)		54,675

Other Assets and Liabilities — 1.3%
Investment Advisory Fees Payable		(23)
Administration Fees Payable		(6)
Custodian Fees Payable		(1)
Shareholder Servicing Fees Payable		(1)
Other Assets and Liabilities, Net		754

Total Other Assets and Liabilities		723

Net Assets:
Fund shares of the Trust Class Shares
(unlimited authorization — no par value) based on
3,170,561 outstanding shares of beneficial interest		48,121
Fund shares of the Class A Shares
(unlimited authorization — no par value) based on
350,259 outstanding shares of beneficial interest		5,562
Fund shares of the Class C Shares
(unlimited authorization — no par value) based on
12,929 outstanding shares of beneficial interest		207
Undistributed net investment income		12
Accumulated net realized loss on investments		(49)
Net unrealized appreciation on investments		1,545

Total Net Assets — 100.0%		$55,398

Description	Value

Net Asset Value, Offering and Redemption
Price Per Share — Trust Class Shares
($49,710,658 ÷ 3,170,561 Shares)	$15.68
Net Asset Value, Offering and Redemption
Price Per Share — Class A Shares
($5,484,978 ÷ 350,259 Shares)	$15.66
Maximum Offering Price Per Share —
Class A Shares ($15.66 ÷ 96.00%)	$16.31
Net Asset Value, Offering and Redemption
Price Per Share — Class C Shares
($202,843 ÷ 12,929 Shares)	$15.69

(A) Tri-party repurchase agreement
FHLB — Federal Home Loan Bank
FHLMC — Federal Home Loan Mortgage Corporation
FNMA — Federal National Mortgage Association
GNMA — Government National Mortgage Association
MTN — Medium Term Note
STRIPS — Separately Traded Registered Interest and Principal Security
144A — Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold, in transactions exempt from registration, normally to qualified institutions.
The accompanying notes are an integral part of the financial statements.

Statement of Net Assets

Value Fund

		Value
Description	Shares	(000)

Common Stock — 100.0%

Aerospace & Defense — 1.3%
United Technologies	8,000	$602

Total Aerospace & Defense		602

Agriculture — 1.7%
Monsanto	33,000	759

Total Agriculture		759

Automotive — 1.9%
Paccar	11,000	849

Total Automotive		849

Banks — 18.9%
Associated Banc-Corp	16,000	601
Bank of America	8,000	661
Compass Bancshares	18,000	608
First Tennessee National	15,000	644
Golden West Financial	7,000	578
Greenpoint Financial	13,000	653
JP Morgan Chase	19,000	666

		Value
Description	Shares	(000)

Banks — (continued)
Marshall & Ilsley	18,000	$564
National City	19,000	626
Regions Financial	17,000	614
SouthTrust	21,000	602
US Bancorp	25,000	613
Washington Mutual	17,000	671
Westamerica Bancorporation	14,000	619

Total Banks		8,720

Building & Construction — 4.1%
Centex	9,000	653
DR Horton	22,000	620
Pulte Homes	10,000	611

Total Building & Construction		1,884

Coal Mining — 1.5%
Peabody Energy	22,000	675

Total Coal Mining		675

Consumer Products — 1.2%
Dial	27,000	529

Total Consumer Products		529

Containers & Packaging — 1.2%
Pactiv*	28,000	553

Total Containers & Packaging		553

Electrical Utilities — 4.2%
FPL Group	10,000	617
MDU Resources Group	21,000	666
Public Service Enterprise Group	16,000	652

Total Electrical Utilities		1,935

Financial Services — 9.5%
American Express	17,000	751
Bear Stearns	9,000	603
Countrywide Financial	9,000	601
Deluxe	15,000	666
Fannie Mae	7,000	448
Lehman Brothers Holdings	11,000	696
SLM	15,000	622

Total Financial Services		4,387

July 31, 2003 (Unaudited)

Value Fund (continued)

		Value
Description	Shares	(000)

Food, Beverage & Tobacco — 4.0%
Dean Foods*	16,500	$ 494
PepsiCo	15,000	691
Universal	15,000	639

Total Food, Beverage & Tobacco		1,824

Gas & Natural Gas — 7.3%
AGL Resources	24,000	658
Kinder Morgan	13,450	720
National Fuel Gas	27,300	660
Peoples Energy	16,000	656
Sempra Energy	24,000	668

Total Gas & Natural Gas		3,362

Insurance — 6.5%
AMBAC Financial Group	10,000	659
Fidelity National Financial	21,250	610
Metlife	20,000	554
Old Republic International	18,000	621
Torchmark	14,000	569

Total Insurance		3,013

Medical Products & Services — 4.6%
Aetna	12,000	739
Anthem*	8,000	604
Pacificare Health Systems*	14,000	783

Total Medical Products & Services		2,126

Metals & Mining — 1.2%
Precision Castparts	17,000	548

Total Metals & Mining		548

Miscellaneous Business Services — 4.7%
Energizer Holdings*	20,000	685
GTECH Holdings*	20,000	772
Hasbro	38,000	716

Total Miscellaneous Business Services		2,173

		Value
Description	Shares	(000)

Petroleum & Fuel Products — 6.9%
Apache	10,000	$ 620
Burlington Resources	13,000	600
EOG Resources	16,000	620
Marathon Oil	27,000	695
Occidental Petroleum	20,000	654

Total Petroleum & Fuel Products		3,189

Professional Services — 1.7%
Apollo Group*	12,000	777

Total Professional Services		777

Retail — 2.9%
Applebees International	22,000	702
Brinker International*	18,000	630

Total Retail		1,332

Rubber & Plastic — 3.2%
Cytec Industries*	20,000	772
Sealed Air*	15,000	716

Total Rubber & Plastic		1,488

Telephones & Telecommunication — 4.5%
Alltel	15,000	702
BellSouth	27,000	688
Verizon Communications	20,000	697

Total Telephones & Telecommunication		2,087

Transportation Services — 2.9%
Alexander & Baldwin	22,000	618

Ryder System	25,000	727

Total Transportation Services		1,345

Utilities — 4.1%
Entergy	12,000	618
Exelon	12,000	689
Southern	20,000	569

Total Utilities		1,876

Total Common Stock (Cost $38,504)		46,033

Statement of Net Assets

Value Fund (continued)

	Face Amount	Value
Description	(000)	(000)

Repurchase Agreement — 0.0%
Morgan Stanley
0.800% dated 7/31/03, due 8/01/03, repurchase
price $6,802 (collateralized by U.S. Treasury Note,
total market value: $6,938)(A)	$ 7	$ 7

Total Repurchase Agreement (Cost $7)		7

Total Investments — 100.0% (Cost$38,511)		46,040

Other Assets and Liabilities — 0.0%
Investment Advisory Fees Payable		(31)
Administration Fees Payable		(5)
Custodian Fees Payable		(1)
Shareholder Servicing Fees Payable		(1)
Other Assets and Liabilities, Net		41

Total Other Assets and Liabilities		3

Net Assets:
Fund shares of the Trust Class Shares
(unlimited authorization — no par value) based on
2,437,509 outstanding shares of beneficial interest		37,217
Fund shares of the Class A Shares
(unlimited authorization — no par value) based on
343,409 outstanding shares of beneficial interest		5,462
Fund shares of the Class C Shares
(unlimited authorization — no par value) based on
5,386 outstanding shares of beneficial interest		85
Undistributed net investment income		15
Accumulated net realized loss on investments		(4,265)
Net unrealized appreciation on investments		7,529

Total Net Assets — 100.0%		$ 46,043

Description	Value

Net Asset Value, Offering and Redemption
Price Per Share — Trust Class Shares
($40,288,669 ÷ 2,437,509 Shares)	$16.53
Net Asset Value, Offering and Redemption
Price Per Share — Class A Shares
($5,666,343 ÷ 343,409 Shares)	$16.50
Maximum Offering Price Per Share —
Class A Shares ($16.50 ÷ 94.75%)	$17.41
Net Asset Value, Offering and Redemption
Price Per Share — Class C Shares
($88,238 ÷ 5,386 Shares)	$16.38

* Non-income producing security
(A) Tri-party repurchase agreement
The accompanying notes are an integral part of the financial statements.

July 31, 2003 (Unaudited)

Growth Fund

		Value
Description	Shares	(000)

Common Stock — 98.8%
Banks — 1.2%
Commerce Bancorp	9,000	$ 365

Total Banks		365

Building & Construction — 3.0%
KB Home	8,000	453
Lennar	7,000	456

Total Building & Construction		909

Communications Equipment — 0.8%
L-3 Communications Holdings*	5,000	245

Total Communications Equipment		245

Computer Software — 6.2%
Citrix Systems*	20,000	363
Electronic Arts*	7,000	588
Keane*	32,000	465
Symantec*	10,000	469

Total Computer Software		1,885

		Value
Description	Shares	(000)

Computers & Services — 15.6%
Avocent*	15,000	$ 402
Checkfree*	19,000	511
Dell*	13,000	438
eBay*	6,000	643
First Data	7,000	264
Imation*	9,000	321
International Game Technology*	20,000	509
Lexmark International*	7,000	449
Sandisk*	15,000	850
Storage Technology*	14,000	373

Total Computers & Services		4,760

Consumer Products — 2.4%
Reebok International*	11,000	362
Timberland, Cl A*	8,000	359

Total Consumer Products		721

Educational Services — 1.3%
Career Education*	4,800	400

Total Educational Services		400

Food, Beverage & Tobacco — 3.9%
Constellation Brands, Cl A*	15,000	433
Sensient Technologies	18,000	385
Smithfield Foods*	18,000	383

Total Food, Beverage & Tobacco		1,201

Gas & Natural Gas — 1.2%
Western Gas Resources	10,000	379

Total Gas & Natural Gas		379

Insurance — 1.4%
Progressive	6,300	416

Total Insurance		416

Manufacturing — 1.7%
Coach*	10,000	530

Total Manufacturing		530

Medical Products & Services — 23.6%
Amgen*	7,000	487
Barr Laboratories*	7,500	507
C.R. Bard	6,000	411
Covance*	20,000	414

Statement of Net Assets

Growth Fund (continued)

		Value
Description	Shares	(000)

Medical Products & Services — (continued)
Coventry Health Care*	10,000	$ 539
Express Scripts*	6,500	429
First Health Group*	10,000	258
Health Net*	15,000	515
Lincare Holdings*	12,000	437
Mylan Laboratories	15,450	522
Pharmaceutical Resources*	10,000	566
Quest Diagnostics*	5,000	299
UnitedHealth Group	8,000	417
Varian Medical Systems*	8,000	491
WellPoint Health Networks*	6,000	502
Zimmer Holdings*	9,000	430

Total Medical Products & Services		7,224

Miscellaneous Business Services — 2.8%
D&B*	10,300	423
Synopsys*	7,000	438

Total Miscellaneous Business Services		861

Petroleum & Fuel Products — 5.1%
Anadarko Petroleum	11,000	482
Pogo Producing	13,000	550
XTO Energy	27,000	521

Total Petroleum & Fuel Products		1,553

Professional Services — 1.2%
Jacobs Engineering Group*	8,400	368

Total Professional Services		368

Retail — 18.6%
Abercrombie & Fitch, Cl A*	12,000	385
Autozone*	6,000	499
Bed Bath & Beyond*	10,100	391
Best Buy*	12,000	524
CBRL Group	12,000	423
Claire’s Stores	16,000	437
Dollar Tree Stores*	13,200	484
Gap	24,000	432
Liz Claiborne	13,000	447
Outback Steakhouse	11,000	411
Pier 1 Imports	20,000	372
Ruby Tuesday	19,500	444
Staples*	22,400	451

Total Retail		5,700

	Shares/Face	Value
Description	Amount (000)	(000)

Telephones & Telecommunication — 2.8%
Nextel Communications, Cl A*	23,000	$ 420
Plantronics*	18,000	436

Total Telephones & Telecommunication		856

Transportation Services — 3.3%
FedEx	7,000	451
JB Hunt Transport Services*	12,000	562

Total Transportation Services		1,013

Utilities — 1.3%
American Power Conversion*	23,000	401

Total Utilities		401

Wholesale — 1.4%
Sysco	14,000	422

Total Wholesale		422

Total Common Stock (Cost $24,366)		30,209

Repurchase Agreement — 1.3%
Morgan Stanley
0.800%, dated 07/31/03, due 08/01/03, repurchase
price $399,704 (collateralized by a U.S. Treasury Note,
total market value: $407,694)(A)	$400	400

Total Repurchase Agreement (Cost $400)		400

Total Investments — 100.1% (Cost $24,766)		30,609

Other Assets and Liabilities — (0.1)%
Investment Advisory Fees Payable		(21)
Administration Fees Payable		(3)
Custodian Fees Payable		(1)
Shareholder Servicing Fees Payable		(1)
Other Assets and Liabilities, Net		1

Total Other Assets and Liabilities		(25)

July 31, 2003 (Unaudited)

Growth Fund (continued)

Value
Description	(000)

Net Assets:
Fund shares of the Trust Class Shares
(unlimited authorization — no par value) based on
2,095,557 outstanding shares of beneficial interest	$26,682
Fund shares of the Class A Shares
(unlimited authorization — no par value) based on
296,823 outstanding shares of beneficial interest	3,487
Fund shares of the Class C Shares
(unlimited authorization — no par value) based on
8,638 outstanding shares of beneficial interest	96
Accumulated net investment loss	(109)
Accumulated net realized loss on investments	(5,415)
Net unrealized appreciation on investments	5,843

Total Net Assets — 100.0%	$30,584

Net Asset Value, Offering and Redemption
Price Per Share — Trust Class Shares
($26,710,831 ÷ 2,095,557 Shares)	$12.75
Net Asset Value, Offering and Redemption
Price Per Share — Class A Shares
($3,765,342 ÷ 296,823 Shares)	$12.69
Maximum Offering Price Per Share —
Class A Shares ($12.69 ÷ 94.75%)	$13.39
Net Asset Value, Offering and Redemption
Price Per Share — Class C Shares
($107,582 ÷ 8,638 Shares)	$12.45

* Non-income producing security
(A) Tri-party repurchase agreement
Cl — Class
The accompanying notes are an integral part of the financial statements.

Statement of Net Assets

Burkenroad Fund

		Value
Description	Shares	(000)

Common Stock — 97.1%
Aerospace & Defense — 3.4%
Airtran Holdings*	2,700	$ 35
Petroleum Helicopters*	1,250	41

Total Aerospace & Defense		76

Automotive — 1.7%
Group 1 Automotive*	1,000	38

Total Automotive		38

Banks — 12.7%
Alabama National Bancorp	500	25
Britton & Koontz Capital	3,330	58
Coastal Bancorp	850	24
IBERIABANK	1,060	54
Midsouth Bancorp	2,574	69
Teche Holding	1,640	54

Total Banks		284

Broadcasting, Newspapers and Advertising — 1.2%
Lamar Advertising*	750	26

Total Broadcasting, Newspapers and Advertising		26

		Value
Description	Shares	(000)

Building & Construction — 2.6%
Craftmade International	2,950	$58

Total Building & Construction		58

Commercial Services — 2.3%
Team*	6,600	52

Total Commercial Services		52

Consumer Products — 4.0%
Helen of Troy Ltd.*	2,200	40
Marine Products	4,100	50

Total Consumer Products		90

Correctional Institutions — 1.3%
Wackenhut Corrections*	1,600	28

Total Correctional Institutions		28

Food, Beverage & Tobacco — 6.5%
National Beverage*	2,270	32
Riviana Foods	1,700	51
Sanderson Farms	2,100	62

Total Food, Beverage & Tobacco		145

Funeral Services — 1.5%
Stewart Enterprises, Cl A*	7,400	33

Total Funeral Services		33

Gas & Natural Gas — 2.5%
EnergySouth	1,710	55

Total Gas & Natural Gas		55

Hotels & Lodging — 1.3%
Isle of Capri Casinos*	1,700	29

Total Hotels & Lodging		29

Manufacturing — 3.7%
Packaged Ice*	23,000	83

Total Manufacturing		83

Medical Products & Services — 1.6%
Pediatrix Medical Group*	870	35

Total Medical Products & Services		35

July 31, 2003 (Unaudited)

Burkenroad Fund (continued)

		Value
Description	Shares	(000)

Metals & Mining — 2.9%
Quanex	800	$ 25
Shaw Group*	4,530	39

Total Metals & Mining		64

Office Furniture & Fixtures — 1.5%
Global Imaging Systems*	1,300	33

Total Office Furniture & Fixtures		33

Paper & Paper Products — 1.3%
Schweitzer-Mauduit International	1,100	28

Total Paper & Paper Products		28

Petroleum & Fuel Products — 11.3%
Cabot Oil & Gas	1,160	29
Denbury Resources*	3,800	49
Gulf Island Fabrication*	3,080	46
KCS Energy	6,000	30
Newpark Resources*	6,600	32
RPC	2,100	23
Stone Energy*	1,100	43

Total Petroleum & Fuel Products		252

Real Estate Investment Trust — 4.7%
Eastgroup Properties	1,900	52
Parkway Properties	1,210	53

Total Real Estate Investment Trust		105

Retail — 14.3%
Bombay*	3,000	30
Hancock Fabrics	1,700	31
Haverty Furniture	1,800	30
Hibbett Sporting Goods*	2,490	56
Landry’s Restaurants	1,300	27
Movie Gallery*	1,700	34
Rare Hospitality International*	930	32
Sonic*	1,000	24
Tuesday Morning*	1,900	54

Total Retail		318

Rubber & Plastic — 2.1%
Gundle/Slt Environmental*	2,990	47

Total Rubber & Plastic		47

	Shares/Face	Value
Description	Amount (000)	(000)

Services — 1.5%
Rollins	1,800	$ 34

Total Services		34

Transportation Services — 5.0%
Allied Holdings*	7,800	26
Conrad Industries*	9,400	28
Kirby*	1,350	37
Trico Marine Services*	10,000	21

Total Transportation Services		112

Utilities — 2.2%
Cleco	3,070	49

Total Utilities		49

Wholesale — 4.0%
Hughes Supply	750	27
SCP Pool*	1,610	63

Total Wholesale		90

Total Common Stock (Cost $1,863)		2,164

Repurchase Agreement — 2.9%

Morgan Stanley
0.800%, dated 07/31/03, due 08/01/03, repurchase
price $63,974 (collateralized by U.S. Treasury STRIPS,
total market value: $65,253)(A)	$ 64	64

Total Repurchase Agreement (Cost $64)		64

Total Investments — 100.0% (Cost$1,927)		2,228

Other Assets and Liabilities — 0.0%		—

Statement of Net Assets

Burkenroad Fund (continued)

Value
Description	(000)

Net Assets:
Fund shares of the Class A Shares
(unlimited authorization — no par value) based on
89,771 outstanding shares of beneficial interest	$ 1,393
Fund shares of the Class D Shares
(unlimited authorization — no par value) based on
40,914 outstanding shares of beneficial interest	643
Accumulated net investment loss	(2)
Accumulated net realized loss on investments	(107)
Net unrealized appreciation on investments	301

Total Net Assets — 100.0%	$ 2,228

Net Asset Value, Offering and Redemption
Price Per Share — Class A Shares
($1,531,122 ÷ 89,771 Shares)	$ 17.06
Maximum Offering Price Per Share —
Class A Shares ($17.06 ÷ 94.75%)	$ 18.01
Net Asset Value, Offering and Redemption
Price Per Share — Class D Shares
($696,553 ÷ 40,914 Shares)	$ 17.02

* Non-income producing security
(A) Tri-party repurchase agreement
Cl — Class
Ltd. — Limited
STRIPS — Separately Traded Registered Interest and Principal Security
Amounts designated as “—” are either $0 or have been rounded to $0.
The accompanying notes are an integral part of the financial statements.

Statement of Operations (000)
For the six months ended July 31, 2003 (Unaudited)

Treasury Securities Money Market Fund		Strategic Income Bond Fund
			Value Fund	Growth Fund	Burkenroad Fund

Investment Income:
Interest income	$1,296	$1,314	$2	$3	$—
Dividend income	—	—	411	40	10

Total Investment Income	1,296	1,314	413	43	10

Expenses:
Investment advisory fees	453	163	167	108	8
Administration fees	152	36	28	18	1
12b-1 Fees - Class A	98	—	—	—	—
12b-1 Fees - Class D	n/a	n/a	n/a	n/a	1
Shareholder servicing fees -
Institutional Sweep Class	51	n/a	n/a	n/a	n/a
Shareholder servicing fees - Class A	98	7	6	4	1
Shareholder servicing fees - Class D	n/a	n/a	n/a	n/a	1
Custodian fees	34	8	6	4	1
Professional fees	38	8	6	4	—
Transfer agent fees	18	18	18	18	12
Printing fees	13	3	2	1	—
Registration fees	3	1	1	—	—
Directors’ fees	8	2	1	1	—
Insurance and other expenses	4	5	1	—	—

Total Expenses	970	251	236	158	25
Less: Investment advisory fees waived	(66)	(40)	(15)	(6)	(8)
Less: Reimbursement of other expenses
by investment adviser	—	—	—	—	(5)
Less: 12b-1 fees waived - Class A	(10)	—	—	—	—

Total Net Expenses	894	211	221	152	12

Net Investment Income (Loss)	402	1,103	192	(109)	(2)

Net realized loss from security
transactions	—	(34)	(258)	(367)	(46)
Net change in unrealized appreciation
(depreciation) on investments	—	(1,066)	5,499	5,250	378

Net Realized and Unrealized Gain (Loss)
on Investments	—	(1,100)	5,241	4,883	332

Increase in Net Assets
Resulting from Operations	$402	$3	$5,433	$4,774	$330

“n/a” designates that the Fund does not offer this class.
Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets (000)

	Treasury Securities		Strategic Income
	Money Market Fund		Bond Fund

	02/01/03	02/01/02	02/01/03	02/01/02
	to 07/31/03	to 01/31/03	to 07/31/03	to 01/31/03

Investment Activities:
Net investment income (loss)	$402	$2,003	$1,103	$2,332
Net realized loss from security transactions	—	—	(34)	(104)
Net change in unrealized appreciation
(depreciation) on investments	—	—	(1,066)	1,450

Net Increase (Decrease) in Net Assets Resulting
from Operations	402	2,003	3	3,678

Dividends and Distributions to Shareholders From:
Net investment income:
Trust Class Shares	(300)	(1,157)	(1,001)	(2,228)
Institutional Sweep Class Shares	(67)	(607)	n/a	n/a
Class A Shares	(35)	(239)	(99)	(105)
Class C Shares	n/a	n/a	(2)	(1)
Realized capital gains:
Trust Class Shares	—	—	—	(25)
Class A Shares	—	—	—	(2)
Class C Shares	n/a	n/a	—	—
Class D Shares	n/a	n/a	n/a	n/a

Total Dividends and Distributions	(402)	(2,003)	(1,102)	(2,361)

Capital Share Transactions (1):
Trust Class Shares:
Shares issued	154,457	102,073	5,395	9,130
Shares reinvested	—	15	45	56
Shares redeemed	(145,583)	(141,628)	(3,154)	(8,245)

Total Trust Class Shares Transactions	8,874	(39,540)	2,286	941

Institutional Sweep Class Shares:
Shares issued	283,422	401,747	n/a	n/a
Shares reinvested	4	14	n/a	n/a
Shares redeemed	(307,695)	(410,759)	n/a	n/a

Total Institutional Sweep Class Shares Transactions	(24,269)	(8,998)	n/a	n/a

Class A Shares:
Shares issued	113,475	129,263	1,688	4,946
Shares reinvested	7	79	93	100
Shares redeemed	(100,253)	(104,251)	(821)	(959)

Total Class A Shares Transactions	13,229	25,091	960	4,087

Class C Shares:
Shares issued	n/a	n/a	169	36
Shares reinvested	n/a	n/a	2	1
Shares redeemed	n/a	n/a	(2)	—

Total Class C Shares Transactions	n/a	n/a	169	37

Class D Shares:
Shares issued	n/a	n/a	n/a	n/a
Shares reinvested	n/a	n/a	n/a	n/a
Shares redeemed	n/a	n/a	n/a	n/a

Total Class D Shares Transactions	n/a	n/a	n/a	n/a

Total Increase (Decrease) in Net Assets from
Capital Share Transactions	(2,166)	(23,447)	3,415	5,065

Total Increase (Decrease) in Net Assets	(2,166)	(23,447)	2,316	6,382

Net Assets:
Beginning of period	227,601	251,048	53,082	46,700

End of period	$225,435	$227,601	$55,398	$53,082

*	Includes redemption fees of $552. See note 2 in the Notes to Financial Statements.
(1)	For shares issued, reinvested and redeemed, see footnote 5 in the Notes to Financial Statements.
“n/a” designates that the Fund does not offer this class.
Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

For the six months ended July 31, 2003 (Unaudited) and the year ended January 31, 2003

Value Fund		Growth Fund		Burkenroad Fund

02/01/03	02/01/02	02/01/03	02/01/02	02/01/03	02/01/02
to 07/31/03	to 01/31/03	to 07/31/03	to 01/31/03	to 07/31/03	to 01/31/03

$192	$306	$(109)	$(155)	$(2)	$(3)
(258)	(1,976)	(367)	(3,268)	(46)	(51)
5,499	(2,006)	5,250	(1,448)	378	(80)

5,433	(3,676)	4,774	(4,871)	330	(134)

(168)	(296)	—	—	n/a	n/a
n/a	n/a	n/a	n/a	n/a	n/a
(16)	(16)	—	—	—	—
—	—	—	—	n/a	n/a
—	—	—	—	n/a	n/a
—	—	—	—	—	(7)
—	—	—	—	n/a	n/a
n/a	n/a	n/a	n/a	—	(3)

(184)	(312)	—	—	—	(10)

4,811	8,711	3,352	14,438	n/a	n/a
8	10	—	—	n/a	n/a
(3,307)	(6,885)	(2,408)	(3,905)	n/a	n/a

1,512	1,836	944	10,533	n/a	n/a

n/a	n/a	n/a	n/a	n/a	n/a
n/a	n/a	n/a	n/a	n/a	n/a
n/a	n/a	n/a	n/a	n/a	n/a

n/a	n/a	n/a	n/a	n/a	n/a

1,939	4,843	1,479	3,366	272	898
15	15	—	—	—	6
(826)	(827)	(458)	(1,020)	(44)	(256)

1,128	4,031	1,021	2,346	228	648

37	49	26	70	n/a	n/a
—	—	—	—	n/a	n/a
(2)	—	—	—	n/a	n/a

35	49	26	70	n/a	n/a

n/a	n/a	n/a	n/a	255	338
n/a	n/a	n/a	n/a	—	2
n/a	n/a	n/a	n/a	(12)	(54)*

n/a	n/a	n/a	n/a	243	286

2,675	5,916	1,991	12,949	471	934

7,924	1,928	6,765	8,078	801	790

38,119	36,191	23,819	15,741	1,427	637

$46,043	$38,119	$30,584	$23,819	$2,228	$1,427

Financial Highlights

For a Share Outstanding Throughout Each Period For the six months ended July 31, 2003 (Unaudited) and the periods ended January 31,

	Net Asset Value, Beginning of Period		Net Realized and Unrealized Gains (Losses) on Investments	Total from Operations	Distributions from Net Investment Income	Distributions from Realized Gains	Total Dividends and Distributions	Net Asset Value, End of Period
		Net Investment Income (Loss)

Treasury Securities Money Market Fund(1)

TRUST CLASS SHARES
2003*	$1.00	$ —(2)	$—	$—(2)	$ —(2)	$ —	$ —(2)	$ 1.00
2003	1.00	0.01	—	0.01	(0.01)	—	(0.01)	1.00
2002	1.00	0.03	—	0.03	(0.03)	—	(0.03)	1.00
2001	1.00	0.04	—	0.04	(0.04)	—	(0.04)	1.00
INSTITUTIONAL SWEEP CLASS SHARES
2003*	$1.00	$—(2)	$—	$—(2)	$—(2)	$—	$—(2)	$1.00
2003	1.00	0.01	—	0.01	(0.01)	—	(0.01)	1.00
2002	1.00	0.03	—	0.03	(0.03)	—	(0.03)	1.00
2001	1.00	0.04	—	0.04	(0.04)	—	(0.04)	1.00
CLASS A SHARES
2003*	$1.00	$—(2)	$—	$—(2)	$—(2)	$—	$—(2)	$1.00
2003	1.00	0.01	—	0.01	(0.01)	—	(0.01)	1.00
2002	1.00	0.02	—	0.02	(0.02)	—	(0.02)	1.00
2001	1.00	0.04	—	0.04	(0.04)	—	(0.04)	1.00

Strategic Income Bond Fund(1)

TRUST CLASS SHARES
2003*	$15.98	$0.33	$(0.31)	$0.02	$(0.32)	$ —	$(0.32)	$15.68
2003	15.56	0.75	0.43	1.18	(0.75)	(0.01)	(0.76)	15.98
2002	15.64	0.84	0.16	1.00	(0.84)	(0.24)	(1.08)	15.56
2001	15.00	0.61	0.65	1.26	(0.61)	(0.01)	(0.62)	15.64
CLASS A SHARES
2003*	$15.96	$0.31	$(0.31)	$ —	$(0.30)	$ —	$(0.30)	$15.66
2003	15.55	0.71	0.42	1.13	(0.71)	(0.01)	(0.72)	15.96
2002	15.64	0.80	0.16	0.96	(0.81)	(0.24)	(1.05)	15.55
2001	15.00	0.57	0.67	1.24	(0.59)	(0.01)	(0.60)	15.64
CLASS C SHARES
2003*	$16.00	$0.25	$(0.31)	$(0.06)	$(0.25)	$ —	$(0.25)	$15.69
2003	15.58	0.52	0.52	1.04	(0.61)	(0.01)	(0.62)	16.00
2002	15.63	0.73	0.15	0.88	(0.69)	(0.24)	(0.93)	15.58
2001	15.00	0.54	0.62	1.16	(0.52)	(0.01)	(0.53)	15.63

Value Fund(1)

TRUST CLASS SHARES
2003*	$14.60	$0.07	$1.93	$2.00	$(0.07)	$—	$(0.07)	$16.53
2003	16.31	0.13	(1.71)	(1.58)	(0.13)	—	(0.13)	14.60
2002	16.50	0.12	(0.20)	(0.08)	(0.11)	—	(0.11)	16.31
2001††	15.00	0.03	1.50	1.53	(0.03)	—	(0.03)	16.50
CLASS A SHARES
2003*	$14.58	$0.05	$1.92	$1.97	$(0.05)	$—	$(0.05)	$16.50
2003	16.29	0.10	(1.71)	(1.61)	(0.10)	—	(0.10)	14.58
2002	16.47	0.10	(0.20)	(0.10)	(0.08)	—	(0.08)	16.29
2001††	15.00	(0.01)	1.50	1.49	(0.02)	—	(0.02)	16.47
CLASS C SHARES
2003*	$14.48	$0.01	$1.90	$1.91	$(0.01)	$—	$(0.01)	$16.38
2003	16.21	0.08	(1.80)	(1.72)	(0.01)	—	(0.01)	14.48
2002	16.42	(0.02)	(0.19)	(0.21)	—	—	—	16.21
2001††	15.00	(0.07)	1.49	1.42	—	—	—	16.42

* For the six months ended July 31, 2003 (Unaudited). All ratios for the period have been annualized.
(1) Fund commenced operations on May 31, 2000. All ratios for the period have been annualized.
(2) Amounts represent less than $0.01 per share.

The accompanying notes are an integral part of the financial statements.

July 31, 2003 (Unaudited)

					Ratio of Net Investment Income (Loss) to Average Net Assets (Excluding Waivers)
				Ratio of Expenses to Average Net Assets (Excluding Waivers)
			Ratio of Net Investment Income (Loss) to Average Net Assets
		Ratio of Expenses to Average Net Assets
	Net Assets, End of Period (000)					Portfolio Turnover Rate
Total Return†

0.28%	$104,848	0.58%	0.56%	0.64%	0.50%	N/A
1.06	95,974	0.58	1.07	0.64	1.01	N/A
3.00	135,514	0.58	3.07	0.68	2.97	N/A
3.96	172,112	0.58	5.80	0.71	5.67	N/A
0.15%	$ 50,435	0.83%	0.33%	0.89%	0.27%	N/A
0.81	74,704	0.83	0.81	0.89	0.75	N/A
2.74	83,702	0.83	2.35	0.93	2.25	N/A
3.79	42,073	0.83	5.55	0.96	5.42	N/A
0.05%	$ 70,152	1.05%	0.09%	1.14%	0.00%	N/A
0.56	56,923	1.08	0.54	1.14	0.48	N/A
2.49	31,832	1.08	2.32	1.18	2.22	N/A
3.63	24,642	1.08	5.25	1.20	5.13	N/A

0.12%	$49,710	0.75%	4.08%	0.90%	3.93%	10%
7.76	48,400	0.75	4.77	0.91	4.61	33
6.59	46,195	0.75	5.37	0.88	5.24	70
8.56	42,451	0.75	6.07	0.94	5.88	37
0.00%	$ 5,485	1.00%	3.83%	1.15%	3.68%	10%
7.46	4,643	1.00	4.34	1.16	4.18	33
6.34	504	1.00	5.00	1.13	4.87	70
8.38	72	1.00	5.73	1.19	5.54	37
(0.38)%	$ 203	1.75%	3.05%	1.90%	2.90%	10%
6.77	39	1.75	3.62	1.91	3.46	33
5.76	1	1.75	4.70	1.88	4.57	70
7.92	1	1.75	5.29	2.12	4.81	37

13.73%	$40,289	1.03%	0.95%	1.10%	0.88%	53%
(9.72)	34,109	1.00	0.82	1.10	0.72	71
(0.37)	35,883	1.00	0.77	1.07	0.70	81
10.11	30,359	1.00	0.25	1.19	0.06	54
13.55%	$ 5,666	1.28%	0.68%	1.35%	0.61%	53%
(9.90)	3,967	1.25	0.60	1.35	0.50	71
(0.60)	307	1.25	0.55	1.32	0.48	81
9.90	84	1.25	(0.16)	1.43	(0.34)	54
13.19%	$ 88	2.03%	(0.07)%	2.10%	(0.14)%	53%
(10.62)	43	2.00	(0.10)	2.10	(0.20)	71
(1.21)	1	2.00	(0.08)	2.07	(0.15)	81
9.40	1	2.00	(0.67)	2.18	(1.01)	54

†	Total return is for the period indicated and has not been annualized. Total return excludes applicable sales charge.
†† Per share data calculated using average shares method. Amounts designated as “—” are either $0 or have been rounded to $0.

Financial Highlights

For a Share Outstanding Throughout Each Period For the six months ended July 31, 2003 (Unaudited) and the periods ended January 31,

	Net Asset Value, Beginning of Period		Net Realized and Unrealized Gains (Losses) on Investments		Distributions from Realized Gains		Total Dividends and Distributions	Net Asset Value, End of Period
		Net Investment Loss
				Total from Operations		Redemption Fees**

Growth Fund(1)

TRUST CLASS SHARES
2003*	$10.71	$(0.04)	$2.08	$2.04	$ —	$ —	$ —	$12.75
2003††	13.31	(0.08)	(2.52)	(2.60)	—	—	—	10.71
2002	15.00	(0.04)	(1.65)	(1.69)	—	—	—	13.31
2001	15.00	—	—	—	—	—	—	15.00
CLASS A SHARES
2003*	$10.67	$(0.03)	$2.05	$2.02	$ —	$ —	$ —	$12.69
2003††	13.31	(0.11)	(2.53)	(2.64)	—	—	—	10.67
2002	15.00	(0.01)	(1.68)	(1.69)	—	—	—	13.31
2001	15.00	—	—	—	—	—	—	15.00
CLASS C SHARES
2003*	$10.52	$(0.07)	$2.00	$1.93	$ —	$ —	$ —	$12.45
2003††	13.20	(0.19)	(2.49)	(2.68)	—	—	—	10.52
2002	15.00	(0.17)	(1.63)	(1.80)	—	—	—	13.20
2001	15.00	—	—	—	—	—	—	15.00

Burkenroad Fund(2)

CLASS A SHARES
2003*	$ 14.19	$(0.01)	$2.88	$2.87	$—	$—	$—	$17.06
2003	15.05	(0.02)	(0.74)	(0.76)	(0.10)	—	(0.10)	14.19
2002	15.00	(0.01)	0.06	0.05	—	—	—	15.05
CLASS D SHARES
2003*	$ 14.18	$(0.01)	$2.85	$2.84	$—	$—	$—	$17.02
2003	15.05	(0.04)	(0.71)	(0.75)	(0.10)	(0.02)	(0.12)	14.18
2002	15.00	(0.01)	0.06	0.05	—	—	—	15.05

*	For the six months ended July 31, 2003 (Unaudited). All ratios for the period have been annualized.
**	Includes redemption fees of $552. See note 2 in the Notes to Financial Statements.
***	This shareholder data is not being disclosed because the data is not believed to be meaningful due to the short operational history.
(1)	Fund commenced operations on January 31, 2001.
(2)	Fund commenced operations on December 31, 2001.

The accompanying notes are an integral part of the financial statements.

July 31, 2003 (Unaudited)

					Ratio of Net Investment Loss to Average Net Assets (Excluding Waivers)
				Ratio of Expenses toAverage Net Assets (Excluding Waivers)
			Ratio of Net Investment Loss to Average Net Assets
		Ratio of Expenses toAverage Net Assets
	Net Assets, End of Period (000)					Portfolio Turnover Rate
Total Return†

19.05%	$26,711	1.10%	(0.78)%	1.15%	(0.83)%	36%
(19.53)	21,508	1.05	(0.69)	1.18	(0.82)	79
(11.24)	15,605	1.00	(0.53)	1.17	(0.70)	73
—	4,000	***	***	***	***	—
18.93%	$3,765	1.35%	(1.03)%	1.40%	(1.08)%	36%
(19.71)	2,245	1.30	(0.96)	1.43	(1.09)	79
(11.40)	135	1.25	(0.84)	1.42	(1.01)	73
—	1	***	***	***	***	—
18.35%	$108	2.10%	(1.78)%	2.15%	(1.83)%	36%
(20.30)	66	2.05	(1.73)	2.18	(1.86)	79
(12.00)	1	2.00	(1.58)	2.17	(1.75)	73
—	1	***	***	***	***	—

20.23%	$1,531	1.40%	(0.21)%	2.99%	(1.80)%	7%
(5.07)	1,064	1.40	(0.22)	3.44	(2.26)	28
0.33	521	1.40	(0.89)	2.64	(2.13)	8
20.03%	$697	1.65%	(0.49)%	3.22%	(2.06)%	7%
(5.14)	363	1.65	(0.46)	3.69	(2.50)	28
0.33	116	1.65	(1.12)	2.89	(2.36)	8

†	Total return is for the period indicated and has not been annualized. Total return excludes applicable sales charge.
††	Per share data calculated using average shares method.
Amounts designated as “—” are either $0 or have been rounded to $0.

Notes to Financial Statements

1. Organization:

The Arbor Fund (“the Trust”) was organized as a Massachusetts business trust under a Declaration of Trust dated July 24, 1992. SEI Investments Global Funds Services is the “Administrator” of the Trust. SEI Investments Management Corporation (“SEI Investments”), a wholly owned subsidiary of SEI Investments Company, is the owner of all beneficial interest in the Administrator. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management company. The financial statements included herein relate to the Trust’s Hancock Horizon Family of Funds. The Hancock Horizon Family of Funds includes the Treasury Securities Money Market Fund, the Strategic Income Bond Fund, the Value Fund, the Growth Fund and the Burkenroad Fund (each a “Fund” and collectively the “Funds”). The assets of each Fund are segregated, and a shareholder’s interest is limited to the Fund in which shares are held. The Funds’ prospectus provides a description of each Fund’s investment objectives, policies and strategies.

     In the normal course of business, the Funds enter into contracts that provide general indemnifications. The Funds’ maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

2. Significant Accounting Policies:

The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of its Financial Statements.

Use of Estimates in the Preparation of Financial Statements –The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America, requires management to make estimates and assumptions that affect the reported amount of net assets and liabilities and disclosure of contingent assets at the date of the financial statements and the reported results of operations during the reporting period. Actual results could differ from those estimates.

Security Valuation –Investments in equity securities which are traded on a national securities exchange are stated at the last official closing price on the principal exchange on which they are traded on valuation date or, if there is none, at the last sales price. Equity securities which are reported on the NASDAQ national market system are stated at the official closing price. Other equity securities traded in the over-the-counter market and listed equity securities for which no sale was reported on that date are stated at the last quoted bid price. When market quotations are not readily available, securities are valued at fair value as determined in good faith by procedures established and approved by the Board of Trustees. Debt obligations exceeding sixty days to maturity for which market quotations are readily available are valued at the most recently quoted bid price. Debt obligations with sixty days or less until maturity may be valued at their amortized cost.

     Investment securities held by the Treasury Securities Money Market Fund are stated at amortized cost which approximates market value. Under the amortized cost method, any discount or premium is amortized ratably to the maturity of the security and is included in interest income.

Security Transactions and Related Income –Security transactions are accounted for on trade date. Dividend income is recognized on the ex-dividend date, and interest income is recognized on the accrual basis. Costs used in determining realized gains and losses on the sales of investment securities are those of the specific securities sold. Purchase discounts and premiums on securities held by the Strategic Income Bond Fund are accreted and amortized to maturity using the scientific interest method, which approximates the effective interest method.

Repurchase Agreements –The Funds invest in tri-party repurchase agreements. Securities held as collateral for tri-party repurchase agreements are maintained in a segregated account by the broker’s custodian bank. Provisions of the repurchase agreements require that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default of the counterparty. If the counterparty

July 31, 2003 (Unaudited)

defaults and the value of the collateral declines or if the counterparty enters an insolvency proceeding, realization and/or retention of the collateral by the Funds may be delayed or limited.

Expenses –Expenses that are directly related to one of the Funds are charged directly to that Fund. Other operating expenses of the Trust are prorated to the Funds on the basis of relative net assets. The Institutional Sweep Class Shares, Class A Shares, Class C Shares and Class D Shares each bear a specific 12b-1 or Shareholder Servicing Fee (see Note 3 for more information).

Classes of Shares –Class specific expenses are borne by that class. Income, expenses and realized and unrealized gains and losses are allocated to the respective classes on the basis of their relative daily net assets.

Distributions –Distributions from net investment income are declared daily and paid monthly for the Treasury Securities Money Market Fund, declared and paid monthly for the Strategic Income Bond Fund, declared and paid quarterly for the Value Fund and declared and paid annually for the Growth and the Burkenroad Funds. Any net realized capital gains on sales of securities are distributed to shareholders at least annually.

Other –The Class C Shares of the Strategic Income Bond Fund, Value Fund and Growth Fund retain a redemption fee of 1.00% on redemptions of shares sold within one year of their purchase date. The Class D shares of the Burkenroad Fund retain a redemption fee of 1.00% on redemptions of shares sold within two years of their purchase date. For the six months ended July 31, 2003, there were no redemption fees retained by the Funds.

3.	Investment Advisory, Administration, Transfer Agent, Custodian and Distribution Agreements:

Horizon Advisers, an unincorporated division of Hancock Bank, (the “Adviser”) serves as Investment Adviser to each Fund pursuant to an investment advisory agreement dated May 31, 2000 (as amended and restated May 21, 2001) (the “Advisory Agreement”) with the Trust. For its services, theAdviser is entitled to a fee, that is calculated daily and paid monthly, at an annual rate based on the average daily net assets of each Fund. The Adviser receives 0.40% of the average daily net assets of the Treasury Securities Money Market Fund, 0.60% of the average daily net assets of the Strategic Income Bond Fund, 0.80% of the average daily net assets of the Value Fund and the Growth Fund and 0.95% of the average daily net assets of the Burkenroad Fund. With the exception of the Growth and Value Funds, the Adviser has contractually agreed to waive all or a portion of its fee so that the total annual expenses of each Fund will not exceed the following:

	Treasury Securities Money Market Fund
		Strategic Income Bond Fund
			Value Fund*	Growth Fund	Burkenroad Fund

Trust Class Shares	0.58%	0.75%	1.10%	1.10%	n/a
Institutional Sweep
Class Shares	0.83%	n/a	n/a	n/a	n/a
Class A Shares	1.08%	1.00%	1.35%	1.35%	1.40%
Class C Shares	n/a	1.75%	2.10%	2.10%	n/a
Class D Shares	n/a	n/a	n/a	n/a	1.65%
“n/a” designates that the Fund does not offer this class.
*Prior to May 31, 2003 the Adviser voluntarily agreed to waive all or a portion of its advisory fees and to assume expenses, if necessary, in order to keep the Value Fund’s total annual oper-
ating expenses at 1.00%, 1.25% and 2.00% for the Trust Class Shares, Class A Shares and Class
C Shares, respectively.

     The Trust and the Administrator have entered into an Administration Agreement. Effective May 31, 2003, the Administrator is entitled to a fee calculated daily and paid monthly (expressed as a percentage of the combined average daily net asset of the Trust) of: 0.125% up to $350 million, 0.10% on the next $400 million and 0.08% on the assets over $750 million, subject to certain minimum fee levels. Prior to May 31, 2003, under the terms of the Administration Agreement, the Administrator was entitled to a fee calculated daily and paid monthly (expressed as a percentage of the combined average daily net assets of the Trust) of: 0.15% up to $100 million, 0.125% on the next $250 million, 0.10% on the next $400 million and 0.08% for assets over $750 million, subject to certain minimum fee levels.

     Hancock Bank serves as the transfer agent and dividend disbursing agent for the Funds. For providing these services, Hancock Bank was paid an annual fee from the

Notes to Financial Statements (continued)

Funds’ assets of $5,000 per class of each Fund through May 31, 2002, and was paid $12,000 per class per Fund from June 1, 2002 until August 31, 2003. Beginning September 1, 2003 Hancock Bank will be paid an annual fee of $20,000 per class per fund on the first ten CUSIPS and $17,500 per class on the remaining four CUSIPS.

     Hancock Bank serves as custodian to the Funds, and for such services is paid an annual fee from the Funds’ assets of 0.03% of each Fund’s average daily net assets subject to a minimum of $250 per month.

     The Trust and SEI Investments Distribution Co. (the “Distributor”), a wholly-owned subsidiary of SEI Investments Company, have entered into a distribution agreement. As provided in the distribution agreement and the distribution plan, the Trust will be charged a fee based upon the average daily net assets of the Funds. The Distributor has voluntarily agreed to waive up to 0.25% for the Class A shares of the Treasury Securities Money Market Fund beginning February 7, 2003. Each waiver is voluntary and may be terminated at any time. The following table summarizes the agreement.

	Treasury Securities Money Market Fund
		Strategic Income Bond Fund
			Value Fund	Growth Fund	Burkenroad Fund

Trust Class Shares	—	—	—	—	n/a
Institutional Sweep
Class Shares	—	n/a	n/a	n/a	n/a
Class A Shares	0.25%	—	—	—	—
Class C Shares	n/a	0.75%	0.75%	0.75%	n/a
Class D Shares	n/a	n/a	n/a	n/a	0.25%
“—” designates that no fees are charged to this class.
“n/a” designates that the Fund does not offer this class.

     To the extent that the applicable shares are held through Hancock Bank or any of its affiliates providing custodian, brokerage or investment-related services, including Hancock Investment Securities, Inc., those entities may receive the distribution and servicing fees, payable from the Funds’ assets, applicable to that class of shares.

     During the six months ended July 31, 2003, Hancock Investment Securities, Inc. received distribution fees in the amount of $68,185, $4, $4, $3 and $350 for the Treasury Securities Money Market Fund, Strategic Income Bond Fund, Value Fund, Growth Fund and Burkenroad Fund, respectively.

     The Trust has adopted a shareholder servicing plan pursuant to which a shareholder servicing fee will be charged based upon the average daily net assets of the Funds.

The following table summarizes the agreement.

	Treasury Securities Money Market Fund
		Strategic Income Bond Fund
			Value Fund	Growth Fund	Burkenroad Fund

Trust Class Shares	—	—	—	—	n/a
Institutional Sweep
Class Shares	0.25%	n/a	n/a	n/a	n/a
Class A Shares	0.25%	0.25%	0.25%	0.25%	0.25%
Class C Shares	n/a	0.25%	0.25%	0.25%	n/a
Class D Shares	n/a	n/a	n/a	n/a	0.25%
“—” designates that no fees are charged to this class.
“n/a” designates that the Fund does not offer this class.

     To the extent that the applicable shares are held through Hancock Bank or any of its affiliates providing custodial, brokerage or investment-related services, including Hancock Investment Services, Inc., those entities may receive shareholder servicing fees, payable from the Funds’ assets, applicable to that class of shares.

During the six months ended July 31, 2003, Hancock Investment Securities, Inc. received shareholder servicing fees in the amount of $126,888, $2,481, $1,844, $1,151 and $350 for the Treasury Securities Money Market Fund, Strategic Income Bond Fund, Value Fund, Growth Fund and Burkenroad Fund, respectively.

4.	Transactions with Affiliates:

     Certain officers and a trustee of the Trust are also officers of the Administrator and/or Distributor. Such officers are paid no fees by the Trust for serving in their respective roles.

The Funds have entered into agreements with the Distributor to act as an agent in placing repurchase agreements for the Funds. For the six months ended July 31, 2003, the Funds paid the Distributor $20,458, $1,222, $97, $134 and $16 for the Treasury Securities Money Market Fund, Strategic Income Bond Fund, Value Fund, Growth Fund and Burkenroad Fund, respectively, through a reduction in the yield earned by the Funds on those repurchase agreements.

For the six months ended July 31, 2003 (Unaudited) and the year ended January 31, 2003

5. Capital Shares Transactions:

Shares issued, reinvested and redeemed for the funds were as follows (000):

	Treasury Securities Money Market Fund
			Strategic Income Bond Fund		Value Fund		Growth Fund		Burkenroad Fund

	02/01/03	02/01/02	02/01/03	02/01/02	02/01/03	02/01/02	02/01/03	02/01/02	02/01/03	02/01/02
	to	to	to	to	to	to	to	to	to	to
	07/31/03	01/31/03	07/31/03	01/31/03	07/31/03	01/31/03	07/31/03	01/31/03	07/31/03	01/31/03

Trust Class Shares:
Shares issued	154,457	102,073	334	578	311	558	292	1,181	n/a	n/a
Shares reinvested	—	15	3	4	1	1	—	—	n/a	n/a
Shares redeemed	(145,583)	(141,628)	(195)	(522)	(210)	(423)	(204)	(345)	n/a	n/a

Total Trust Class Shares Transactions	8,874	(39,540)	142	60	102	136	88	836	n/a	n/a

Institutional Sweep
Class Shares:
Shares issued	283,422	401,747	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a
Shares reinvested	4	14	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a
Shares redeemed	(307,695)	(410,759)	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a

Total Institutional Sweep
Class Shares Transactions	(24,269)	(8,998)	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a

Class A Shares:
Shares issued	113,475	129,263	104	313	125	308	127	291	18	57
Shares reinvested	7	79	6	6	1	—	—	—	—	—
Shares redeemed	(100,253)	(104,251)	(51)	(60)	(55)	(55)	(40)	(91)	(3)	(17)

Total Class A Shares Transactions	13,229	25,091	59	259	71	253	87	200	15	40

Class C Shares:
Shares issued	n/a	n/a	11	2	2	3	3	6	n/a	n/a

Total Class C Shares Transactions	n/a	n/a	11	2	2	3	3	6	n/a	n/a

Class D Shares:
Shares issued	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	16	21
Shares redeemed	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	(1)	(3	)*

Total Class D Shares Transactions	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	15	18

Net Change in Capital Shares	(2,166)	(23,447)	212	321	175	392	178	1,042	30	58

* Includes redemption fees in the amount of $552 for the year ended January 31, 2003.
“n/a” designates that the Fund does not offer this class.
Amounts designated as “—” are either $0 or have been rounded to $0.

Notes to Financial Statements (continued)

6.  Investment Transactions:

The cost of security purchases and the proceeds from the sale of securities, other than short-term investments, for the six months ended July 31, 2003 were as follows:

7. Federal Tax Information:

It is each Fund’s intention to continue to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of the Internal Revenue Code of 1986, as amended. Accordingly, no provisions for Federal income taxes has been made in the financial statements.

The timing and characterization of certain income and capital gains distributions are determined annually in accordance with federal tax regulations which may differ from accounting principles generally accepted in the United States of America. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in-capital or undistributed net investment income, as appropriate, in the period that the differences arise.

The Funds, which have a tax year end of April 30, 2003, had capital loss carryforwards at April 30, 2003 as follows (000):

	Other Securities		U.S. Government Securities

	Purchases	Sales	Purchases	Sales
	(000)	(000)	(000)	(000)

Strategic Income Bond Fund	$4,445	$1,100	$4,062	$4,024
Value Fund	25,564	22,293	—	—
Growth Fund	11,221	9,654	—	—
Burkenroad Fund	599	124	—	—

For tax purposes, the losses in the Funds can be carried forward for a maximum of eight years to offset any net realized capital gains.

July 31, 2003 (Unaudited)

For Federal income tax purposes, the cost of securities owned at July 31, 2003, and the net unrealized gains or losses on securities sold for the period were not materially different from amounts reported for financial reporting purposes. The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments, held by the Funds at July 31, 2003, were as follows:

	Aggregated	Aggregated	Net Unrealized
	Gross Appreciation	Gross Depreciation	Appreciation
	(000)	(000)	(000)

Strategic Income Bond Fund	$2,109	$(564)	$1,545
Value Fund	7,868	(339)	7,529
Growth Fund	6,030	(187)	5,843
Burkenroad Fund	416	(115)	301

Item 2.  Code of Ethics.

Not applicable – only effective for annual reports for periods ending on or after July 15, 2003.

Item 3.  Audit Committee Financial Expert.

Not applicable – only effective for annual reports for periods ending on or after July 15, 2003.

Item 4.  Principal Accountant Fees and Services.

Not applicable – only effective for annual reports for periods ending on or after December 15, 2003.

Item 5.  Audit Committee of Listed Registrants.

Not applicable.

Item 6.  (Reserved)

Item 7.  Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.  (Reserved)

Item 9.  Controls and Procedures.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant’s disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting.

Items 10.  Exhibits.

(a)(1) Not applicable.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.

SIGNATURES

Pursuant to the requirements of the securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Arbor Fund

By (Signature and Title)*	/s/ James R. Foggo
James R. Foggo
President

Date 09/24/03

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ James R. Foggo
James R. Foggo
President

Date 09/24/03

By (Signature and Title)*	/s/ Peter J. Golden
Peter J. Golden
Controller and Chief Financial Officer
Date 09/24/03
* Print the name and title of each signing officer under his or her signature.